Buffalo Mid Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communication Services - 7.1%
Entertainment - 5.2%
Liberty Media Corp.-Liberty Formula One - Class A (a)	36,529	$3,069,897
Live Nation Entertainment, Inc. (a)	23,000	2,978,500
Take-Two Interactive Software, Inc. (a)	8,000	1,472,640
		7,521,037
Interactive Media & Services - 1.9%
Pinterest, Inc. - Class A (a)	94,702	2,746,358
Total Communication Services		10,267,395

Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 1.9%
Vail Resorts, Inc.	10,746	2,014,338
Wingstop, Inc.	2,500	710,500
		2,724,838
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	4,845	1,852,776
Total Consumer Discretionary		4,577,614

Financials - 11.6%
Capital Markets - 6.6%
MarketAxess Holdings, Inc.	6,225	1,407,099
Moody's Corp.	3,500	1,656,795
MSCI, Inc.	10,816	6,489,708
		9,553,602
Financial Services - 1.8%
Global Payments, Inc.	23,400	2,622,204
		$–
Insurance - 3.2%
Kinsale Capital Group, Inc.	9,900	4,604,787
Total Financials		16,780,593

Health Care - 15.6%
Health Care Equipment & Supplies - 1.7%
Cooper Cos., Inc. (a)	22,600	2,077,618
DexCom, Inc. (a)	4,556	354,320
		2,431,938
Health Care Providers & Services - 2.5%
Encompass Health Corp.	24,550	2,267,193
Progyny, Inc. (a)	74,300	1,281,675
		3,548,868
Health Care Technology - 2.9%
Veeva Systems, Inc. - Class A (a)	19,850	4,173,463
		$–
Life Sciences Tools & Services - 8.5%
Bio-Rad Laboratories, Inc. - Class A (a)	6,130	2,013,766
Bio-Techne Corp.	34,800	2,506,644
Illumina, Inc. (a)	4,605	615,366
IQVIA Holdings, Inc. (a)	20,600	4,048,106
Mettler-Toledo International, Inc. (a)	2,550	3,120,384
		12,304,266
Total Health Care		22,458,535

Industrials - 25.6%(b)
Aerospace & Defense - 2.0%
TransDigm Group, Inc.	2,300	2,914,744
		$–
Commercial Services & Supplies - 5.1%
Copart, Inc. (a)	84,000	4,820,760
RB Global, Inc.	27,660	2,495,209
		7,315,969
Construction & Engineering - 1.6%
AECOM	21,800	2,328,676
		$–
Electrical Equipment - 5.2%
AMETEK, Inc.	23,255	4,191,946
Vertiv Holdings Co. - Class A	29,432	3,343,770
		7,535,716
Professional Services - 10.2%
Equifax, Inc.	9,100	2,319,135
SS&C Technologies Holdings, Inc.	34,289	2,598,420
TransUnion	49,000	4,542,790
Verisk Analytics, Inc.	19,053	5,247,768
		14,708,113
Trading Companies & Distributors - 1.5%
Ferguson Enterprises, Inc.	12,265	2,128,836
Total Industrials		36,932,054

Information Technology - 22.2%
Communications Equipment - 0.8%
Calix, Inc. (a)	31,702	1,105,449
		$–
IT Services - 5.3%
Gartner, Inc. (a)	13,000	6,298,110
Snowflake, Inc. - Class A (a)	9,000	1,389,690
		7,687,800
Semiconductors & Semiconductor Equipment - 1.9%
ON Semiconductor Corp. (a)	43,310	2,730,696
		$–
Software - 14.2%
Aspen Technology, Inc. (a)	11,480	2,865,752
CyberArk Software Ltd. (a)	9,600	3,198,240
DoubleVerify Holdings, Inc. (a)	82,000	1,575,220
Guidewire Software, Inc. (a)	17,200	2,899,576
Procore Technologies, Inc. (a)	43,800	3,281,934
PTC, Inc. (a)	13,100	2,408,697
Tyler Technologies, Inc. (a)	4,100	2,364,224
Varonis Systems, Inc. (a)	42,000	1,866,060
		20,459,703
Total Information Technology		31,983,648

Materials - 2.7%
Chemicals - 0.9%
Element Solutions, Inc.	52,500	1,335,075
		$–
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	5,000	2,582,500
Total Materials		3,917,575

Real Estate - 6.9%
Real Estate Management & Development - 6.9%
CBRE Group, Inc. - Class A (a)	52,000	6,827,080
CoStar Group, Inc. (a)	44,000	3,149,960
		9,977,040
Total Real Estate		9,977,040

Utilities - 1.7%
Independent Power & Renewable Electricity Producers - 1.7%
Vistra Corp.	17,750	2,447,192
TOTAL COMMON STOCKS (Cost $77,687,367)		139,341,646

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Real Estate - 1.6%
Health Care REITs - 1.6%
Welltower, Inc.	18,500	2,331,555
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,308,537)		2,331,555

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Money Market Funds - 1.8%
Fidelity Money Market Government Portfolio - Class I, 4.38% (c)	2,641,693	2,641,693
TOTAL SHORT-TERM INVESTMENTS (Cost $2,641,693)		2,641,693

TOTAL INVESTMENTS - 100.0% (Cost $81,637,597)		144,314,894
Liabilities in Excess of Other Assets - (0.0)% (d)		(35,790)
TOTAL NET ASSETS - 100.0%		$144,279,104
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$139,341,646	$–	$–	$139,341,646
Real Estate Investment Trusts	2,331,555	–	–	2,331,555
Money Market Funds	2,641,693	–	–	2,641,693
Total Investments	$144,314,894	$–	$–	$144,314,894

Refer to the Schedule of Investments for further disaggregation of investment categories.